First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
March 31, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 54.4%
$150,000,000	U.S. Treasury Note	0.25%	06/15/24	$148,428,263
150,000,000	U.S. Treasury Note	0.38%	09/15/24	146,742,510
175,000,000	U.S. Treasury Note	1.00%	12/15/24	169,969,459
170,000,000	U.S. Treasury Note	0.50%	03/31/25	162,589,365
150,000,000	U.S. Treasury Note	0.25%	06/30/25	141,632,813
185,000,000	U.S. Treasury Note	0.25%	09/30/25	172,906,348
320,000,000	U.S. Treasury Note	0.38%	11/30/25	297,762,499
	Total U.S. Government Bonds and Notes			1,240,031,257
	(Cost $1,241,055,660)

Shares	Description	Value
MONEY MARKET FUNDS — 35.1%
399,936,176	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (a)	399,936,176
399,936,176	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (a)	399,936,176
	Total Money Market Funds	799,872,352
	(Cost $799,872,352)

	Total Investments — 89.5%	2,039,903,609
	(Cost $2,040,928,012)
	Net Other Assets and Liabilities — 10.5%	239,480,127
	Net Assets — 100.0%	$2,279,383,736
Futures Contracts at March 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	Long	1,446	Apr-2024	$125,802,000	$6,099,463
Brent Crude Oil Futures	Long	492	May-2024	42,385,800	2,240,216
Cattle Feeder Futures	Long	158	May-2024	19,647,300	52,187
Cocoa Futures	Long	368	Jul-2024	34,246,080	3,720,800
Cocoa Futures	Long	365	Sep-2024	31,382,700	3,488,650
Coffee “C” Futures	Long	256	May-2024	18,129,600	514,711
Coffee “C” Futures	Long	1,133	Jul-2024	79,897,744	627,908
Copper Futures	Long	766	May-2024	76,734,050	2,959,224
Corn Futures	Long	3,199	May-2024	70,697,900	(1,266,900)
Cotton No. 2 Futures	Long	2,936	May-2024	134,145,840	1,695,774
Gasoline RBOB Futures	Long	1,155	Apr-2024	131,976,306	10,153,367
Gold 100 Oz. Futures	Long	997	Jun-2024	223,168,480	4,878,826
Kansas City Hard Red Winter Wheat Futures	Long	2,604	May-2024	76,199,550	(2,821,783)
Lean Hogs Futures	Long	486	Jun-2024	19,721,880	1,472
Live Cattle Futures	Long	519	Jun-2024	37,419,900	(871,582)
LME Aluminum Futures	Long	1,148	Jun-2024	67,004,168	2,778,007
LME Lead Futures	Long	562	Jun-2024	28,837,906	17,184
LME Nickel Futures	Long	413	Jun-2024	41,482,513	648,710
LME Zinc Futures	Long	718	Jun-2024	43,711,301	1,130,920
Low Sulphur Gasoil “G” Futures	Long	1,207	May-2024	97,525,600	(567,575)
Low Sulphur Gasoil “G” Futures	Long	619	Jun-2024	49,643,800	(838,168)
Natural Gas Futures	Long	1,235	Apr-2024	21,773,050	(4,262,714)

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Futures Contracts at March 31, 2024 (Continued):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Natural Gas Futures	Long	2,128	May-2024	$42,496,160	$206,054
NY Harbor ULSD Futures	Long	679	Apr-2024	74,794,159	200,541
NY Harbor ULSD Futures	Long	508	May-2024	55,893,919	913,806
Silver Futures	Long	568	May-2024	70,761,440	6,110,740
Soybean Futures	Long	1,529	May-2024	91,090,175	(1,162,735)
Soybean Meal Futures	Long	1,299	May-2024	43,867,230	(6,737,992)
Soybean Oil Futures	Long	1,339	May-2024	38,523,030	(952,464)
Soybean Oil Futures	Long	555	Jul-2024	16,143,840	(631,942)
Sugar #11 (World) Futures	Long	3,046	Jun-2024	75,565,168	(1,061,213)
Wheat Futures	Long	995	May-2024	27,872,438	(2,330,214)
WTI Crude Futures	Long	624	Apr-2024	51,898,080	3,759,006
WTI Crude Futures	Long	1,313	May-2024	108,217,460	4,547,731
				$2,168,656,567	$33,240,015

(a)	Rate shown reflects yield as of March 31, 2024.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,240,031,257	$—	$1,240,031,257	$—
Money Market Funds	799,872,352	799,872,352	—	—
Total Investments	2,039,903,609	799,872,352	1,240,031,257	—
Futures Contracts	59,368,527	59,368,527	—	—
Total	$2,099,272,136	$859,240,879	$1,240,031,257	$—

LIABILITIES TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(26,128,512)	$(26,128,512)	$—	$—